OTHER ASSETS (Details Narrative)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 NZD ($)	Jun. 30, 2021 USD ($)		Jun. 30, 2021 NZD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NZD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Available-for-sale Securities			$ 1,800,000			$ 1,800,000
Restricted Cash and Cash Equivalents	$ 13,748	$ 20,000	13,989		$ 20,000	12,854	$ 20,000
Other Assets, Noncurrent	540,160		540,160	[1]		523,607
Cost Method Investments	500,000		500,000			500,000
Deposits and Prepaid Rent	$ 40,160		$ 40,160			$ 23,607

[1]	Derived from audited financial statements